Vericimetry U.S. Small Cap Value Fund
Fund Summary Information Vericimetry U.S. Small Cap Value Fund
Investment Objective
The Fund seeks to achieve long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. "Acquired Fund Fees and Expenses" are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies, and are not direct costs paid by Fund shareholders. Business development company expenses can be viewed as similar to the expenses paid by any operating company held by the Fund. In the Fees and Expenses Tables below, the Fund's actual expense ratio has been increased to show the effect of such indirect costs.

Shareholder Fees
Shareholder Fees	Vericimetry U.S. Small Cap Value Fund Vericimetry U.S. Small Cap Value Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Vericimetry U.S. Small Cap Value Fund Vericimetry U.S. Small Cap Value Fund Shares
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.66%	[1]
Fee Waiver and/or Expense Reimbursement	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.61%
[1]	"Total Annual Fund Operating Expenses" do not correlate to the ratio of expenses to average net assets for the most recent fiscal year in the Financial Highlights table in this Prospectus and in the Fund's most recent Annual Report because the latter reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[2]	The Fund's investment adviser, Vericimetry Advisors LLC ("Vericimetry" or the "Adviser"), has contractually agreed to waive its management fee and/or pay certain operating expenses and the organizational costs of the Fund to the extent necessary to prevent the operating expenses of the Fund (excluding any non-operating costs (including but not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transactions relating to the purchase or sale of portfolio investments)) from exceeding 0.60% of the Fund's average net assets per year until January 31, 2020. This fee waiver and expense reimbursement agreement may not be terminated prior to that time. At any time that the expenses of the Fund are less than the rate listed above on an annualized basis, the Adviser retains the right to reimbursement of any fees previously waived and/or operating expenses and organizational costs previously assumed, to the extent that such reimbursement will not cause the Fund's annualized expenses to exceed (i) 0.60% of its average net assets on an annualized basis or (ii) the expense limitation in effect at the time the Adviser waived its fee or assumed the Fund expense. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years after the date of the fee waiver or expense reduction. All such reimbursements are contingent upon Board review and approval. Any expenses incurred by the Fund that are excluded from the Adviser's reimbursement obligation, such as acquired fund fees and expenses and extraordinary costs not incurred in the ordinary course of its business, will result in the Fund's annualized expenses exceeding 0.60% of its average net assets.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. This example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example reflects the expense reimbursement for the one-year period and the first year of the remaining periods). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Vericimetry U.S. Small Cap Value Fund | Vericimetry U.S. Small Cap Value Fund Shares | USD ($)	62	206	363	818

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund is a diversified fund and invests in a wide universe of U.S. small cap value stocks. Under normal market circumstances, the Fund invests at least 80% of its net assets in common stock of U.S. companies that were small cap value companies at the time of purchase. If the Fund changes its 80% investment policy, the Fund will notify shareholders at least 60 days before the change, and will change the name of the Fund. The Fund may invest a significant portion of its assets in securities of companies in the financial services industry. In addition, the Fund may purchase options on such securities, or security indexes or exchange-traded funds ("ETFs") designed to provide exposure to such securities.

Generally, U.S. companies are companies organized in the U.S. and that trade in U.S. securities markets. A value stock has a low price relative to various characteristics considered in assessing a company's worth. These may include, but are not limited to, book value, sales, earnings and operating cash flows. For investment purposes, the Adviser defines small cap companies as companies with market capitalizations generally in the lowest 10% of total market capitalization of a large portion of all publicly traded U.S. companies (after certain security types are excluded).

The Adviser primarily utilizes a market capitalization weighted approach to determine the target weighting of the U.S. small cap value stocks for purchase. Under this approach, the amount of each security purchased for the Fund's portfolio is generally determined based on the issuer's relative market capitalization.

The Adviser will often determine an issuer's market capitalization using a full-market capitalization method. Under this method, an issuer's market capitalization is determined by multiplying an equity security's price by the number of shares outstanding. In certain circumstances, the Adviser may utilize a float-adjusted market capitalization method. Under this method, an issuer's market capitalization is determined by taking an equity security's price and multiplying it by the number of shares readily available in the market. This latter method may result in a smaller market capitalization than a capitalization determined under the full-market capitalization method. As of December 31, 2018, using the guidelines and definitions above, the market capitalization of a small cap company was equal to or below $4.60 billion.

Principal Risks of Investing in the Fund

The value of an investment in the Fund will fluctuate daily, which means a shareholder could lose money. The Fund's principal investment strategies involve risks, including those summarized below.

Common Stock Risk: Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, country or sector of the market. Common stock is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Concentration Risk: Because the Fund may invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund.

Management Risk: The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

Market Risk: The value of the Fund's investments may decline due to market fluctuations caused by equity market dynamics, geo-political issues, adverse economic conditions or other broad market or security-specific risks.

Options Risk: An option is an agreement whereby for a premium or fee, one party gains the right to buy (or sell) the underlying asset from the other party at a specified price on or after a specified date. The Fund may lose the value of the premium paid if the underlying asset does not change in price sufficiently and the Fund chooses not to exercise the option before it expires.

Small & Microcap Company Risk: Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Microcap company securities may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

Value Investment Risk: Value securities may underperform the market or become out of favor with investors, and the Fund could lose money if the Adviser's assessment of a company's value is incorrect.

Fund Performance

The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from calendar year to year since inception. The table compares the Fund's average annual returns (before and after taxes) for the periods of one year and since inception with those of the Russell 2000 Value Index over the same periods. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

You can obtain updated performance information on our website at www.vericimetryfunds.com.

Total Return (per calendar year)

Since inception (December 27, 2011), the Fund's highest total return for a quarter was 15.62% (quarter ended March 31, 2012) and the lowest return for a quarter was -20.97% (quarter ended December 31, 2018).

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Average Annual Total Returns - Vericimetry U.S. Small Cap Value Fund		1 Year	5 Years	Since Inception [2]
Vericimetry U.S. Small Cap Value Fund Shares | After Taxes on Distributions	[1]	(18.65%)	0.98%	8.41%
Vericimetry U.S. Small Cap Value Fund Shares | After Taxes on Distributions and Sales	[1]	(8.21%)	1.32%	7.33%
Vericimetry U.S. Small Cap Value Fund Shares		(16.63%)	1.65%	9.20%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	[3]	(12.86%)	3.61%	9.35%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to non- taxable investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Fund commenced operations on December 27, 2011.
[3]	The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.